CERTIFICATE OF AMENDMENT

TO

CERTIFICATE OF TRUST

OF

BLACKROCK SCIENCE AND TECHNOLOGY TRUST II

            This Certificate of Amendment to Certificate of Trust of BlackRock Science and Technology Trust II (the “Trust”) is being executed for the purpose of amending the Certificate of Trust of the Trust filed with the Office of the Secretary of State of the State of Delaware (the “State Office”) on February 20, 2019, pursuant to the Delaware Statutory Trust Act, 12 Del. C. §§ 3801 et seq. (the “Act”).

The undersigned hereby certifies as follows:

1.        The name of the Trust is BlackRock Science and Technology Trust II.

2.        The name of the Trust is hereby changed to BlackRock Science and Technology Term Trust.

3.        This Certificate of Amendment to Certificate of Trust shall become effective on April 5, 2023.

IN WITNESS WHEREOF, the undersigned, being a trustee of the Trust, has duly executed this Certificate of Amendment this  3rd  day of     April   2023, in accordance with Section 3811 of the Act.

                                                                                    /s/ John M. Perlowski

                                                                                    Name: John Perlowski

                                                                                    Title:  Trustee